Information on market risk and fair value of financial assets and liabilities (telecom activities) - Changes in foreign exchange rates (Details) - Currency risk [member] € in Millions	Dec. 31, 2022 EUR (€)
Information on market risk and fair value of financial assets and liabilities (excluding Orange Bank)
Exposure in currency units	€ (218)
Increase in euro interest rates (as a percent)	10.00%
Decrease in euro interest rates (as a percent)	10.00%
Euro Member Countries, Euro
Information on market risk and fair value of financial assets and liabilities (excluding Orange Bank)
Exposure in currency units	€ (121)
Increase in euro interest rates (as a percent)	10.00%
Decrease in euro interest rates (as a percent)	10.00%
United States of America, Dollars
Information on market risk and fair value of financial assets and liabilities (excluding Orange Bank)
Exposure in currency units	€ (106)
United Kingdom, Pounds
Information on market risk and fair value of financial assets and liabilities (excluding Orange Bank)
Exposure in currency units	2
Switzerland, Francs
Information on market risk and fair value of financial assets and liabilities (excluding Orange Bank)
Exposure in currency units	1
Orange SA Business Unit Entreprise [member]
Information on market risk and fair value of financial assets and liabilities (excluding Orange Bank)
Exposure in currency units	3
Orange SA Business Unit Entreprise [member] | United States of America, Dollars
Information on market risk and fair value of financial assets and liabilities (excluding Orange Bank)
Exposure in currency units	1
Orange SA Business Unit Entreprise [member] | United Kingdom, Pounds
Information on market risk and fair value of financial assets and liabilities (excluding Orange Bank)
Exposure in currency units	2
Orange SA Business Unit Entreprise [member] | Switzerland, Francs
Information on market risk and fair value of financial assets and liabilities (excluding Orange Bank)
Exposure in currency units	1
Orange Polska and subsidiaries [member]
Information on market risk and fair value of financial assets and liabilities (excluding Orange Bank)
Exposure in currency units	(127)
Orange Polska and subsidiaries [member] | Euro Member Countries, Euro
Information on market risk and fair value of financial assets and liabilities (excluding Orange Bank)
Exposure in currency units	(121)
Appreciation of sensitivity	12
Depreciation of sensitivity	(14)
Orange Polska and subsidiaries [member] | United States of America, Dollars
Information on market risk and fair value of financial assets and liabilities (excluding Orange Bank)
Exposure in currency units	(6)
Orange Egypt [Member]
Information on market risk and fair value of financial assets and liabilities (excluding Orange Bank)
Exposure in currency units	(95)
Orange Egypt [Member] | Euro Member Countries, Euro
Information on market risk and fair value of financial assets and liabilities (excluding Orange Bank)
Appreciation of sensitivity	9
Depreciation of sensitivity	(11)
Orange Egypt [Member] | United States of America, Dollars
Information on market risk and fair value of financial assets and liabilities (excluding Orange Bank)
Exposure in currency units	€ (101)